Cover	Aug. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-37467
Entity Registrant Name	Catabasis Pharmaceuticals, Inc.
Entity Central Index Key	0001454789
Entity Tax Identification Number	26-3687168
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 High Street,
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	349-1971
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CATB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false